Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 8.5	$ 9.8	$ 11.5
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.2	6.1	8.5
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.5	7.0	9.8
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1	4.2	3.5
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1	2.5	3.3
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6	2.5	1.7
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7	4.3	3.2
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(12.0)	(12.3)	(11.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.0	11.0	11.9
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	32.0	$ 34.7	$ 48.5
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.9
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.3
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.3
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	33.7
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.2
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.7
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.4
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.0
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	41.1
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.5
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.5
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.2
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 30.1